Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Expense

The components of lease expenses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
	2025	2024	2023

Operating lease	$4,573	$4,028	5,566
Short-term lease	81	111	80

Total lease expense	$4,654	$4,139	5,646

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2025 were as follows:

2026	$4,754
2027	4,143
2028	3,267
2029	3,016
2030	3,016
Thereafter	3,897

Total operating lease payments	$22,093

Less - imputed interest	(3,480)

Present value of future lease payments	$18,613

Schedule of Undiscounted Maturity Future Lease Payments	Maturity analysis of undiscounted future lease payments receivable for operating leases:
2026	$7,883
2027	7,822
2028	4,473
2029	602
2030	-